Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities (Details)
Trade accounts payable		$ 540,288	$ 686,222
Accrued liabilities		5,740	19,349
Lease liability, current portion		21,019	0
Accrued interest payable		6,097	19,064
Payroll and commissions payable		15,203	32,101
Unrecognized tax position		90,000	90,000
Accounts payable and accrued liabilities	$ 662,952	$ 678,347	$ 846,736